Consolidated Balance Sheets Details	12 Months Ended
Feb. 28, 2019
Balance Sheet Related Disclosures [Abstract]
Consolidated Balance Sheets Details
CONSOLIDATED BALANCE SHEET DETAILS
Accounts receivable, net
The allowance for doubtful accounts as at February 28, 2019 was $25 million (February 28, 2018 - $24 million).
There was one customer that comprised more than 10% of accounts receivable as at February 28, 2019 (February 28, 2018 - no customer that comprised more than 10%).
Other current assets
Other current assets include items such as inventory, deferred contract acquisition costs, and prepaid expenses, among other items, none of which were greater than 5% of the current assets balance in all years presented.
Property, plant and equipment, net
Property, plant and equipment comprised the following:

	As at
	February 28, 2019	February 28, 2018
Cost
Buildings, leasehold improvements and other	$68	$60
BlackBerry operations and other information technology	85	71
Manufacturing, repair and research and development equipment	73	73
Furniture and fixtures	14	9
	240	213
Accumulated amortization	155	149
Net book value	$85	$64

For the year ended February 28, 2019, amortization expense related to property, plant and equipment amounted to $20 million (February 28, 2018 - $36 million; February 28, 2017 - $76 million).
Sale, disposal and abandonment of LLA - Property, plant and equipment, net
There were no losses associated with the sale, disposal and abandonment of property, plant and equipment during the year ended February 28, 2019 (February 28, 2018 - $3 million in losses).
As part of the Company’s resource alignment program (the “RAP”), as described in Note 8, the Company sold or disposed of a significant amount of property, plant and equipment. The Company incurred losses on the write-down of property, plant and equipment to fair value (as assets held for sale), the sale thereof, or disposal thereof of $171 million for the year ended February 28, 2017.
Intangible assets, net
Intangible assets comprised the following:

	As at February 28, 2019
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$1,020	$557	$463
Intellectual property	466	239	227
Other acquired intangibles	494	116	378
	$1,980	$912	$1,068

	As at February 28, 2018
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$682	$512	$170
Intellectual property	411	212	199
Other acquired intangibles	197	89	108
	$1,290	$813	$477

Other acquired intangibles include items such as customer relationships and brand.
For the year ended February 28, 2019, amortization expense related to intangible assets amounted to $129 million (February 28, 2018 - $141 million; February 28, 2017 - $163 million).
Total additions to intangible assets in fiscal 2019 amounted to $725 million (fiscal 2018 - $30 million). During fiscal 2019, the additions to intangible assets primarily consisted of $646 million in connection with the Cylance acquisition, patents received as non-cash consideration in a contract with a customer and payments for intellectual property relating to patent registration, licenses and maintenance fees.
Based on the carrying value of the identified intangible assets as at February 28, 2019, and assuming no subsequent impairment of the underlying assets, the annual amortization expense for each of the succeeding years is expected to be as follows: fiscal 2020 - $196 million; fiscal 2021 - $172 million; fiscal 2022 - $148 million; fiscal 2023 - $132 million; and fiscal 2024 - $127 million.
The weighted average remaining useful lives of the intangible assets are as follows:

As at
	February 28, 2019	February 28, 2018
Acquired technology	5.5 years	3.2 years
Intellectual property	7.3 years	7.0 years
Other acquired intangibles	5.8 years	4.4 years

Impairment of LLA
There were no LLA impairment charges taken in fiscal 2019.
As discussed in Note 1, during fiscal 2018 the Company recorded an LLA Impairment Charge of $11 million, which was applicable to certain prepaid royalty arrangements associated with the Company’s sale of handheld devices.
During fiscal 2017, the Company recorded the Fiscal 2017 LLA Impairment Charge of $501 million associated with intellectual property within the asset group associated with the Company’s handheld devices business.
Sale, disposal and abandonment of LLA - Intangible assets, net
The Company conducts regular reviews of the individual patents, both organically generated and acquired, composing its patent portfolio. As a result of this review, for the year ended February 28, 2019, the Company ceased enforcement and abandoned legal right and title to patents with a cost of $20 million, accumulated amortization of $19 million, and a net book value of approximately $1 million (February 28, 2018 - $16 million, $10 million, and $6 million, respectively; February 28, 2017 - $62 million, $55 million and $7 million, respectively).
Goodwill
Changes to the carrying amount of goodwill during the fiscal years ended February 28, 2019, February 28, 2018 and February 28, 2017 were as follows:

Carrying Amount
Carrying amount as at February 29, 2016	$618
Goodwill Impairment Charge	(57)
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(2)
Carrying amount as at February 28, 2017	559
Effect of foreign exchange on non-U.S. dollar denominated goodwill	10
Carrying amount as at February 28, 2018	569
Effect of foreign exchange on non-U.S. dollar denominated goodwill	(5)
Goodwill acquired through business combination completed during the year	899
Carrying amount as at February 28, 2019	$1,463
As discussed in Note 1, the Company recorded the Goodwill Impairment Charge of $57 million during fiscal 2017.
Other long-term assets
The Company’s long-term assets comprised the following:

	As at
	February 28, 2019	February 28, 2018
Long-term intellectual property licensing receivable	$19	$25
Deferred contract acquisition costs, non-current	9	3
	$28	$28

The Company has a long-term intellectual property licensing receivable comprising a series of future amounts owing from a single licensee. As the amounts of the receivable are long-term in nature, the Company initially measured the payments at present value using an effective interest rate of 4.5%, and will record interest income over time to arrive at the total face value of the remaining payments of $20 million.
Accrued liabilities
Accrued liabilities comprised the following:

	As at
	February 28, 2019	February 28, 2018
Variable incentive accrual	$36	$40
Other	156	165
	$192	$205

Other accrued liabilities include, among other items, accrued vendor liabilities, accrued carrier liabilities and payroll withholding taxes, among other items, none of which were greater than 5% of the current liabilities balance.
Other long-term liabilities
Other long-term liabilities comprised the following:

	As at
	February 28, 2019	February 28, 2018
Lease incentive obligations	$8	$—
RAP (1)	11	23
	$19	$23
______________________________
(1) The present value of accrued future lease payments associated with the Company’s RAP as described in Note 8.